Cover	Jan. 23, 2024	Aug. 10, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 23, 2024
Entity Registrant Name		ARK RESTAURANTS CORP.
Entity Incorporation, State or Country Code		NY
Entity File Number		1-09453
Entity Tax Identification Number		13-3156768
Entity Address, Address Line One		85 Fifth Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10003
City Area Code		212
Local Phone Number		206-8800
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		ARKR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000779544
Document Information [Line Items]
Current Fiscal Year End Date	--09-28